EQ ADVISORS TRUSTSM

EQ/Capital Group Research Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

SUPPLEMENT DATED JULY 23, 2026 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2026, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may view, print, and download the SAI, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the section of the SAI entitled “Appendix B – Portfolio Manager Information – Capital International, Inc. – Other Accounts Managed” is amended to include the following information:

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of June 30, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Capital Group Research Portfolio
Nathan Meyers	0	N/A	0	N/A	2	$1.08B	0	N/A	0	N/A	0	N/A

EQ/Large Cap Core Managed Volatility Portfolio
Nathan Meyers	0	N/A	0	N/A	2	$1.66B	0	N/A	0	N/A	0	N/A
[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4]	Reflects other professionally managed accounts held at Capital International or companies affiliated with Capital International. Personal brokerage accounts of portfolio manager and their families are not reflected.

As of June 30, 2026, the dollar range of shares of each of the EQ/Capital Group Research Portfolio and EQ/Large Cap Core Managed Volatility Portfolio beneficially owned by the portfolio manager was none.